UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX

________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue New York, New York 10022

Name and address of agent for service:	W.P. Stewart & Co., Inc. 527 Madison Avenue New York, New York 10022 Attention: Seth L. Pearlstein

(copy to) Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017 Attention: Nora M. Jordan

Registrant’s telephone number, including area code:  (212) 750-8585

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2006 – June 30, 2007

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c)  The Council of Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.

Item 1.  Proxy Voting Record

WP Stewart & Co Growth Fund Inc.
Proxy Voting July 1, 2006 - June 30, 2007

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters voted on	Proposed by Issuer/ Stockholder	Voted/ Not Voted	Vote Casted For/ Against/ Abstain/ Withold	Management Recommendation

Amgen Inc.	AMGN	031162100	3/12/2007	5/9/2007	Elect director Mr. Frank J. Biondi Jr.	Issuer	Voted	For	For
					Elect director Mr. Jerry D. Choate	Issuer	Voted	For	For
					Elect director Mr. Frank C. Herringer	Issuer	Voted	For	For
					Elect director Dr. Gilbert S. Omenn	Issuer	Voted	For	For
					Ratify the selection of Ernst & Young LLP as the Company's independent registered public accountants	Issuer	Voted	For	For
					Approve the amendments to the Company's restated Certificate of Incorporation eliminating the classification of the Board of Directors	Issuer	Voted	For	For
					Approve the amendments to the Company's amended and restated bylaws eliminating the classification of the Board of Directors	Issuer	Voted	For	For
					Stockholder Proposal #1(Animal Welfare Policy)	Shareholder	Voted	Against	Against
					Stockholder Proposal #2 (Sustainability Report)	Shareholder	Voted	Against	Against

American Express Company	AXP	025816109	2/28/2007	4/23/2007	Elect director D.F. Akerson	Issuer	Voted	For	For
					Elect director C. Barshefsky	Issuer	Voted	For	For
					Elect director U.M. Burns	Issuer	Voted	For	For
					Elect director K.I. Chenault	Issuer	Voted	For	For
					Elect director P. Chernin	Issuer	Voted	For	For
					Elect director V.E. Jordan, Jr.	Issuer	Voted	For	For
					Elect director J. Leschly	Issuer	Voted	For	For
					Elect director R.C. Levin	Issuer	Voted	For	For
					Elect director R.A. McGinn	Issuer	Voted	For	For
					Elect director E.D. Miller	Issuer	Voted	For	For
					Elect director F.P. Popoff	Issuer	Voted	For	For
					Elect director S.S. Reinemund	Issuer	Voted	For	For
					Elect director R.D. Walter	Issuer	Voted	For	For
					Elect director R.A. Williams	Issuer	Voted	For	For
					Ratify the selection of PricewaterhouseCoopers LLP as independent registered public accountants for 2007	Issuer	Voted	For	For
					Approve the American Express Company 2007 Incentive Compensation Plan	Issuer	Voted	For	For
					Shareholder proposal relating to cumulative voting for Directors	Shareholder	Voted	Against	Against

Carnival Corporation	CCL	143658300	2/16/2007	4/16/2007	Elect director Micky Arison	Issuer	Voted	For	For
					Elect director Amb R.G. Capen, Jr.	Issuer	Voted	For	For
					Elect director Robert H. Dickinson	Issuer	Voted	For	For
					Elect director Arnold W. Donald	Issuer	Voted	For	For
					Elect director Pier Luigi Foschi	Issuer	Voted	For	For
					Elect director Howard S. Frank	Issuer	Voted	For	For
					Elect director Richard J. Glasier	Issuer	Voted	For	For
					Elect director Baroness Hogg	Issuer	Voted	For	For
					Elect director Modesto A. Maidique	Issuer	Voted	For	For
					Elect director Sir John Parker	Issuer	Voted	For	For
					Elect director Peter G. Ratcliffe	Issuer	Voted	For	For
					Elect director Stuart Subotnick	Issuer	Voted	For	For
					Elect director Laura Weil	Issuer	Voted	For	For
					Elect director Uzi Zucker	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as independent auditors	Issuer	Voted	For	For
					Authorize the Audit Committee of Carnival PLC to agree to the remuneration of the independent auditors	Issuer	Voted	For	For
					Receive the accounts and reports for Carnival PLC for the financial year ended November 30, 2006	Issuer	Voted	For	For
					Approve the Directors' Remuneration Report of Carnival PLC	Issuer	Voted	For	For
					Approve limits on the authority to allot shares by Carnival PLC	Issuer	Voted	For	For
					Approve the disapplication of the pre-emption rights for Carnival PLC	Issuer	Voted	For	For
					Approve a general authority for Canival PLC to buy back Carnival PLC ordinary shares in the open market	Issuer	Voted	For	For
					Approve electronic communications with Carnival PLC shareholders	Issuer	Voted	For	For

Charles Schwab Corp.	SCHW	808513105	3/19/2007	5/17/2007	Elect director William F. Aldinger III	Issuer	Voted	For	For
					Elect director Donald G. Fisher	Issuer	Voted	For	For
					Elect director Paula A. Sneed	Issuer	Voted	For	For
					Approve Employee Stock Purchase Plan	Issuer	Voted	For	For
					Approve amendments to 2004 Stock Incentive Plan	Issuer	Voted	For	For
					Stockholder proposal regarding political contributions	Shareholder	Voted	Against	Against
					Stockholder proposal to require a Bylaw Amendment for majority voting	Shareholder	Voted	Against	Against

Ebay Inc.	EBAY	278642103	4/16/2007	6/14/2007	Elect director Philippe Bourguignon	Issuer	Voted	For	For
					Elect director Thomas J. Tierney	Issuer	Voted	For	For
					Elect director Margaret C. Whitman	Issuer	Voted	For	For
					Approve an amendment to 1999 Global Equity Incentive Plan to further satisfy the requirements of Section 162(M) of the Internal Revenue Code	Issuer	Voted	For	For
					Approve an amendment to 1998 Employee Stock Purchase Plan to extend the term of the purchase plan	Issuer	Voted	For	For
					Ratify the selection of PricewaterhouseCoopers as independent auditors	Issuer	Voted	For	For

General Electric Company	GE	369604103	2/26/2007	4/25/2007	Elect director James I. Cash	Issuer	Voted	For	For
					Elect director Sir William M. Castell	Issuer	Voted	For	For
					Elect director Ann M. Fudge	Issuer	Voted	For	For
					Elect director Claudio X. Gonzalez	Issuer	Voted	For	For
					Elect director Susan Hockfield	Issuer	Voted	For	For
					Elect director Jeffrey R. Immelt	Issuer	Voted	For	For
					Elect director Andrea Jung	Issuer	Voted	For	For
					Elect director Alan G. Lafley	Issuer	Voted	For	For
					Elect director Robert W. Lane	Issuer	Voted	For	For
					Elect director Ralph S. Larsen	Issuer	Voted	For	For
					Elect director Rochelle B. Lazarus	Issuer	Voted	For	For
					Elect director Sam Nunn	Issuer	Voted	For	For
					Elect director Roger S. Penske	Issuer	Voted	For	For
					Elect director Robert J. Swieringa	Issuer	Voted	For	For
					Elect director Douglas A. Warner III	Issuer	Voted	For	For
					Elect director Robert C. Wright	Issuer	Voted	For	For
					Ratification of KPMG	Issuer	Voted	For	For
					Adopt majority voting for Directors	Issuer	Voted	For	For
					Approve 2007 Long Term Incentive Plan	Issuer	Voted	For	For
					Approve material terms of Senior Officer Performance Goals	Issuer	Voted	For	For
					Shareholder proposal - Cumulative voting	Shareholder	Voted	Against	Against
					Shareholder proposal - Curb over-extended Directors	Shareholder	Voted	Against	Against
					Shareholder proposal - One Director from the ranks of retirees	Shareholder	Voted	Against	Against
					Shareholder proposal - Independent Board Chairman	Shareholder	Voted	Against	Against
					Shareholder proposal - Eliminate dividend equivalents	Shareholder	Voted	Against	Against
					Shareholder proposal - Report on charitable contributions	Shareholder	Voted	Against	Against
					Shareholder proposal - Global Warming Report	Shareholder	Voted	Against	Against
					Shareholder proposal - Ethical criteria for military contracts	Shareholder	Voted	Against	Against
					Shareholder proposal - Report on pay differential	Shareholder	Voted	Against	Against

Kellogg Company	K	487836108	3/1/2007	4/27/2007	Elect director Benjamin S. Carson, Sr.	Issuer	Voted	For	For
					Elect director Gordon Gund	Issuer	Voted	For	For
					Elect director Dorothy A. Johnson	Issuer	Voted	For	For
					Elect director A.McLaughlin Korologos	Issuer	Voted	For	For
					Ratification of PricewaterhouseCoopers as independent auditor for 2007	Issuer	Voted	For	For
					Shareholder proposal to prepare a Sustainability Report	Shareholder	Voted	Against	Against
					Shareholder proposal to enact a majority vote requirement	Shareholder	Voted	Against	Against

Pepsico Inc.	PEP	713448108	3/9/2007	5/2/2007	Elect director D. Dublon	Issuer	Voted	For	For
					Elect director V.J. Dzau	Issuer	Voted	For	For
					Elect director R.L. Hunt	Issuer	Voted	For	For
					Elect director A. Ibarguen	Issuer	Voted	For	For
					Elect director A.C. Martinez	Issuer	Voted	For	For
					Elect director I.K. Nooyi	Issuer	Voted	For	For
					Elect director S.P. Rockefeller	Issuer	Voted	For	For
					Elect director J.J. Schiro	Issuer	Voted	For	For
					Elect director D. Vasella	Issuer	Voted	For	For
					Elect director M.D. White	Issuer	Voted	For	For
					Approve independent registered public accountants	Issuer	Voted	For	For
					Approve 2007 Long Term Incentive Plan	Issuer	Voted	For	For
					Shareholder proposal - Charitable contributions	Shareholder	Voted	Against	Against

Staples Inc.	SPLS	855030102	4/17/2007	6/11/2007	Elect director Basil L. Anderson	Issuer	Voted	For	For
					Elect director Arthur M. Blank	Issuer	Voted	For	For
					Elect director Mary Elizabeth Burton	Issuer	Voted	For	For
					Elect director Gary L. Crittenden	Issuer	Voted	For	For
					Elect director Rowland T. Moriarty	Issuer	Voted	For	For
					Elect director Robert C. Nakasone	Issuer	Voted	For	For
					Elect director Ronald L. Sargent	Issuer	Voted	For	For
					Elect director Martin Trust	Issuer	Voted	For	For
					Elect director Vijay Vishwanath	Issuer	Voted	For	For
					Elect director Paul F. Walsh	Issuer	Voted	For	For
					Approve an amendment to the Staples Bylaws to change the voting standard for election of Directors in uncontested elections from plurality to majority	Issuer	Voted	For	For
					Ratify selection by the audit committee of Ernst & Young LLP as Staples independent registered public accounting firm for the current fiscal year.	Issuer	Voted	For	For
					Shareholder proposal on simple majority voting	Shareholder	Voted	Against	Against

Target Corporation	TGT	87612E106.	3/26/2007	5/24/2007	Elect director Calvin Darden	Issuer	Voted	For	For
					Elect director Anne M. Mulcahy	Issuer	Voted	For	For
					Elect director Stephen W. Sanger	Issuer	Voted	For	For
					Elect director Gregg W. Steinhafel	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent registered public accountants	Issuer	Voted	For	For
					Proposal to approve the Officer Short-Term Incentive Plan	Issuer	Voted	For	For
					Proposal to approve amendment to the restated Articles of Incorporation to require a majority vote for the election of Directors	Issuer	Voted	For	For
					Shareholder proposal regarding additional disclosure of political contributions	Shareholder	Voted	Against	Against

Time Warner Inc.	TWX	887317105	3/30/2007	5/18/2007	Elect director James L. Barksdale	Issuer	Voted	For	For
					Elect director Jeffrey L. Bewkes	Issuer	Voted	For	For
					Elect director Stephen F. Bollenbach	Issuer	Voted	For	For
					Elect director Frank J. Caufield	Issuer	Voted	For	For
					Elect director Robert C. Clark	Issuer	Voted	For	For
					Elect director Mathias Dopfner	Issuer	Voted	For	For
					Elect director Jessica P. Einhorn	Issuer	Voted	For	For
					Elect director Reuben Mark	Issuer	Voted	For	For
					Elect director Michael A. Miles	Issuer	Voted	For	For
					Elect director Kenneth J. Novack	Issuer	Voted	For	For
					Elect director Richard D. Parsons	Issuer	Voted	For	For
					Elect director Francis T. Vincent, Jr.	Issuer	Voted	For	For
					Elect director Deborah C. Wright	Issuer	Voted	For	For
					Ratify auditors	Issuer	Voted	For	For
					Proposal to amend the Company's restated Certificate of Incorporation to eliminate certain super-majority vote requirements	Issuer	Voted	For	For
					Stockholder proposal regarding advisory resolution to ratify compensation of named Executive Officers	Shareholder	Voted	Against	Against
					Stockholder proposal regarding separation of roles of Chairman and CEO	Shareholder	Voted	Against	For
					Stockholder proposal regarding simple majority vote	Shareholder	Voted	Against	For
					Stockholder proposal regarding special shareholder meetings	Shareholder	Voted	For	Against
					Stockholder proposal regarding stockholder ratification of Director compensation when a stockholder rights plan has been adopted	Shareholder	Voted	Against	Against

Wyeth	WYE	983024100	3/2/2007	4/26/2007	Elect director Robert Essner	Issuer	Voted	For	For
					Elect director John D. Feerick	Issuer	Voted	For	For
					Elect director Frances D. Fergusson Ph.D	Issuer	Voted	For	For
					Elect director Victor F. Ganzi	Issuer	Voted	For	For
					Elect director Robert Langer, Sc.D	Issuer	Voted	For	For
					Elect director John P. Mascotte	Issuer	Voted	For	For
					Elect director Raymond J. McGuire	Issuer	Voted	For	For
					Elect director Mary Lake Polan, MD, Ph.D, MPH	Issuer	Voted	For	For
					Elect director Bernard Poussot	Issuer	Voted	For	For
					Elect director Gary L. Rogers	Issuer	Voted	For	For
					Elect director Ivan G. Seidenberg	Issuer	Voted	For	For
					Elect director Walter V. Shipley	Issuer	Voted	For	For
					Elect director John R. Torell III	Issuer	Voted	For	For
					Ratify PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2007	Issuer	Voted	For	For
					Amend the Certificate of Incorporation to eliminate supermajority vote requirements	Issuer	Voted	For	For
					Amend and restate the 2005 Stock Incentive Plan for tax compliance	Issuer	Voted	For	For
					Stockholder proposal - Disclosure of Animal Welfare Policy	Shareholder	Voted	Against	Against
					Stockholder proposal - Report on limiting supply of prescription drugs in Canada	Shareholder	Voted	Against	Against
					Stockholder proposal - Disclosure of political contributions	Shareholder	Voted	Against	Against
					Stockholder proposal - Recoupment of incentive bonuses	Shareholder	Voted	Against	Against
					Stockholder proposal - Interlocking directorships	Shareholder	Voted	Against	Against
					Stockholder proposal - Separating the roles of Chairman & CEO	Shareholder	Voted	Against	Against
					Stockholder proposal - Advisory vote on compensation	Shareholder	Voted	Against	Against

Stryker Corporation	SYK	863667101	2/28/2007	4/25/2007	Elect director John W. Brown	Issuer	Voted	For	For
					Elect director Howard E. Cox	Issuer	Voted	For	For
					Elect director Donald M. Engelman	Issuer	Voted	For	For
					Elect director Jerome H. Grossman	Issuer	Voted	For	For
					Elect director Louise L. Francesconi	Issuer	Voted	For	For
					Elect director Stephen P. Macmillan	Issuer	Voted	For	For
					Elect director William U. Parfet	Issuer	Voted	For	For
					Elect director Ronda E. Stryker	Issuer	Voted	For	For
					Approve Executive Bonus Plan	Issuer	Voted	For	For
					Ratify Ernst & Young as independent auditors for 2007	Issuer	Voted	For	For
					Stockholder proposal - Granting of performance-vesting shares to senior executives	Shareholder	Voted	Against	Against

Johnson & Johnson	JNJ	478160104	2/27/2007	4/26/2007	Elect director Mary S. Coleman	Issuer	Voted	For	For
					Elect director James G. Cullen	Issuer	Voted	For	For
					Elect director Michael M.E. Johns	Issuer	Voted	For	For
					Elect director Arnold G. Langbo	Issuer	Voted	For	For
					Elect director Susan L. Lindquist	Issuer	Voted	For	For
					Elect director Leo F. Mullin	Issuer	Voted	For	For
					Elect director Christine A. Poon	Issuer	Voted	For	For
					Elect director Charles Prince	Issuer	Voted	For	For
					Elect director Steven S. Reinemund	Issuer	Voted	For	For
					Elect director David Satcher	Issuer	Voted	For	For
					Elect director William C. Weldon	Issuer	Voted	For	For
					Ratify PricewaterhouseCoopers LLP as independent registered public accounting firm	Issuer	Voted	For	For
					Proposal on majority voting requirements for Director nominees	Shareholder	Voted	Against	Against
					Proposal on supplemental retirement plan	Shareholder	Voted	Against	Against

WM. Wrigley Jr. Company	WWY	982526105	1/12/2007	3/14/2007	Elect director Thomas A. Knowlton	Issuer	Voted	For	For
					Elect director Steven B. Sample	Issuer	Voted	For	For
					Elect director Alex Shumate	Issuer	Voted	For	For
					Elect director William D. Perez	Issuer	Voted	For	For
					Amend the second restated Certificate of Incorporation to permit amendment of the Bylaws of the Company to adopt majority voting for the election of directors	Issuer	Voted	For	For
					Ratify the appointment of the Company's independent registered public accounting firm	Issuer	Voted	For	For

The Walt Disney Co.	DIS	254687106	1/8/2007	3/8/2007	Elect director John E. Bryson	Issuer	Voted	For	For
					Elect director John S. Chen	Issuer	Voted	For	For
					Elect director Judith L. Estrin	Issuer	Voted	For	For
					Elect director Robert A. Iger	Issuer	Voted	For	For
					Elect director Steven P. Jobs	Issuer	Voted	For	For
					Elect director Fred H. Langhammer	Issuer	Voted	For	For
					Elect director Aylwin B. Lewis	Issuer	Voted	For	For
					Elect director Monica C. Lozano	Issuer	Voted	For	For
					Elect director Robert W. Matschullat	Issuer	Voted	For	For
					Elect director John E. Pepper Jr.	Issuer	Voted	For	For
					Elect director Orin C. Smith	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as the Company's registered public accountants for 2007	Issuer	Voted	For	For
					Approve amendments to the amended and restated 2005 Stock Incentive Plan	Issuer	Voted	For	For
					Approve the terms of the amended and restated 2002 Executive Performance Plan	Issuer	Voted	For	For
					Approve the shareholder proposal relating to greenmail	Shareholder	Voted	Against	Against
					Approve the shareholder proposal to amend the bylaws relating to stockholder rights plans	Shareholder	Voted	Against	Against

Qualcomm Incorporated	QCOM	747525103	1/12/2007	3/13/2007	Elect director Barbara T. Alexander	Issuer	Voted	For	For
					Elect director Raymond V. Dittamore	Issuer	Voted	For	For
					Elect director Irwin Marc Jacobs	Issuer	Voted	For	For
					Elect director Sherry Lansing	Issuer	Voted	For	For
					Elect director Peter M. Sacerdote	Issuer	Voted	For	For
					Elect director Marc I. Stern	Issuer	Voted	For	For
					Ratify the selection of PricewaterhouseCoopers LLP as the Company's independent accountants for the Company's fiscal year ending September 30, 2007	Issuer	Voted	For	For

Whole Foods Market Inc.	WFMI	966837106	1/8/2007	3/5/2007	Elect director David W. Dupree	Issuer	Voted	For	For
					Elect director Dr. John B. Elstrott	Issuer	Voted	For	For
					Elect director Gabrielle E. Greene	Issuer	Voted	For	For
					Elect director Hass Hassan	Issuer	Voted	For	For
					Elect director John P. Mackey	Issuer	Voted	For	For
					Elect director Linda A. Mason	Issuer	Voted	For	For
					Elect director Morris J. Siegel	Issuer	Voted	For	For
					Elect director Dr. Ralph Z. Sorenson	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent public accountants for the fiscal year 2007	Issuer	Voted	For	For
					Approve the consolidation, amendment and restatement of the Company's Stock Option Plans	Issuer	Voted	For	For
					Approve the amendment and restatement of the Company's Team Member Stock Purchase Plan	Issuer	Voted	For	For
					Approve the shareholder proposal regarding the Company's energy use	Shareholder	Voted	Against	Against
					Approve the shareholder proposal regarding separating the roles of our Company CEO and Chairman of the Board	Shareholder	Voted	Against	Against

Walgreen Co.	WAG	931422109	11/13/2006	1/10/2007	Elect director David W. Bernauer	Issuer	Voted	For	For
					Elect director William C. Foote	Issuer	Voted	For	For
					Elect director James J. Howard	Issuer	Voted	For	For
					Elect director Alan G. McNally	Issuer	Voted	For	For
					Elect director Cordell Reed	Issuer	Voted	For	For
					Elect director Jeffrey A. Rein	Issuer	Voted	For	For
					Elect director Nancy M. Schlichting	Issuer	Voted	For	For
					Elect director David Y. Schwartz	Issuer	Voted	For	For
					Elect director James A.Skinner	Issuer	Voted	For	For
					Elect director Marilou M. vonFerstel	Issuer	Voted	For	For
					Elect director Charles R. Walgreen III	Issuer	Voted	For	For
					Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm	Issuer	Voted	For	For
					Approve the amended and restated Walgreen Co. Restricted Performance Share Plan	Issuer	Voted	For	For

Procter & Gamble	PG	742718109	8/11/2006	10/10/2006	Elect director Norman R. Augustine	Issuer	Voted	For	For
					Elect director A.G. Lafley	Issuer	Voted	For	For
					Elect director Johnathan A. Rodgers	Issuer	Voted	For	For
					Elect director John F. Smith	Issuer	Voted	For	For
					Elect director Margaret C. Whitman	Issuer	Voted	For	For
					Approve amendment to the code of regulations to decrease the authorized number of directors on the board	Issuer	Voted	For	For
					Ratify appointment of the independent registered public accounting firm	Issuer	Voted	For	For
					Reapprove and amend the material terms of the performance criteria under the Procter & Gamble 2001 Stock and Incentive Compensation Plan	Issuer	Voted	For	For
					Proposal to award no future stock options	Shareholder	Voted	Against	Against

Microsoft Corporation	MSFT	594918104	9/8/2006	11/14/2006	Elect director William H. Gates III	Issuer	Voted	For	For
					Elect director Steven A. Ballmer	Issuer	Voted	For	For
					Elect director James I. Cash Jr.	Issuer	Voted	For	For
					Elect director Dina Dublon	Issuer	Voted	For	For
					Elect director Raymond V. Gilmartin	Issuer	Voted	For	For
					Elect director David F. Marquardt	Issuer	Voted	For	For
					Elect director Charles H. Noski	Issuer	Voted	For	For
					Elect director Helmut Panke	Issuer	Voted	For	For
					Elect director Jon A. Shirley	Issuer	Voted	For	For
					Ratify Deloitte & Touche LLP as the Company's independent auditor	Issuer	Voted	For	For
					Shareholder proposal - restriction on selling products and services to foreign governments	Shareholder	Voted	Against	Against
					Shareholder proposal - sexual orientation in equal employment opportunity policy	Shareholder	Voted	Against	Against
					Shareholder proposal - hiring of proxy advisor	Shareholder	Voted	Against	Against

Paychex Inc.	PAYX	704326107	8/7/2006	10/5/2006	Elect director B. Thomas Golisano	Issuer	Voted	For	For
					Elect director David J.S. Flaschen	Issuer	Voted	For	For
					Elect director Phillip Horsley	Issuer	Voted	For	For
					Elect director Grant M. Inman	Issuer	Voted	For	For
					Elect director Pamela A. Joseph	Issuer	Voted	For	For
					Elect director Jonathan J. Judge	Issuer	Voted	For	For
					Elect director Joseph M. Tucci	Issuer	Voted	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:           /s/ John C. Mahler, Jr.
John C. Mahler, Jr.,
President
W.P. Stewart & Co. Growth Fund, Inc.

Date:  August 27, 2007